Summary Prospectus
February 28, 2014
Share Class	Ticker
Institutional	FLMXX
Federated Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedInvestors.com/prospectus. You can also get this information at no cost by calling 1-800-341-7400 or by sending an email request to services@federatedinvestors.com or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund's Prospectus and Statement of Additional Information, both dated February 28, 2014, are incorporated by reference into this Summary Prospectus.

A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax, by investing in a portfolio of short-term, high-quality Florida tax-exempt securities.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured
May Lose Value
No Bank Guarantee

Fund Summary Information
Federated Florida Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax.
The Florida state intangibles tax was repealed, effective as of January 1, 2007. Accordingly, an investment in the Fund will not be subject to the Florida state intangibles tax, and the Fund will continue to invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%
Distribution (12b-1) Fee	0.00%[1]
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers and/or Expense Reimbursements[2]	0.30%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.62%
1	The Fund has adopted a Distribution (12b-1) Plan for its Institutional Shares pursuant to which the IS class of the Fund may incur or charge a distribution (12b-1) fee of up to a maximum amount of 0.25%. No such fee is currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such a distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).

2	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.62% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$94
3 Years	$293
5 Years	$509
10 Years	$1,131
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of short-term, high-quality Florida tax-exempt securities. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund invests in a portfolio of securities maturing in 397 days or less.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.

Because the Fund refers to Florida municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Income from the Fund also may be subject to AMT.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Florida Risk. Because the Fund may invest a significant portion of its assets in securities of Florida issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors, such as, for example, natural disasters, which may affect the credit worthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Florida's economy is centered on the trade and services industry, particularly as it relates to housing; and is also influenced by agriculture and tourism, which is the main driver of the state's economy. Any downturn in these industries may adversely affect the economy of the state.
■	Technology Risk. The Adviser uses various technology in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 0.82% (quarter ended June 30, 2007). Its lowest quarterly return was 0.00% (quarter ended September 30, 2013).
Average Annual Total Return Table
The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.02%
5 Years	0.11%
10 Years	1.14%
The Fund's IS class 7-Day Net Yield as of December 31, 2013, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.

Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's IS class is generally $10,000 and there is no minimum subsequent investment amount. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Florida taxes, to the extent derived from Florida tax-exempt investments and eligible for tax-exempt treatment under Florida law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Income from the Fund also may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Federated Florida Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 60934N336
Q450412 (2/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.